Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-Term Debt

	December 31, 2019 $	December 31, 2018 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2024	513,200	523,125
U.S. Dollar-denominated Term Loans due through 2032	1,357,236	1,388,107
U.S. Dollar-denominated Term Loan due through 2021	42,073	55,018
U.S. Dollar Bonds due through 2024	1,075,000	1,024,816
U.S. Dollar Non-Public Bonds due through 2027	241,145	141,158
Norwegian Krone Bonds due through 2019	—	9,953
Total principal	3,228,654	3,142,177
Less debt issuance costs and other	(49,704)	(44,435)
Total debt	3,178,950	3,097,742
Less current portion	(353,238)	(554,336)
Long-term portion	2,825,712	2,543,406